FEDERATED INDEX TRUST

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                January 2, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE:  FEDERATED INDEX TRUST (the "Trust")
             Federated Max-Cap Index Fund
             Federated Mid-Cap Index Fund
             Federated Mini-Cap Index Fund
           1933 Act File No. 33-33852
           1940 Act File No. 811-6061

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information] dated December 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 35 on December 28, 2007.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                   Very truly yours,



                                                   /s/ Todd P. Zerega
                                                   Todd P. Zerega
                                                   Assistant Secretary